Quarterly Holdings Report
for
Fidelity® Health Savings Index Fund
December 31, 2021
HSI-NPRT1-0322
1.9897519.101
Equity Funds - 28.9%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	26,233	230,062
Fidelity Emerging Markets Index Fund (a)	15,870	191,872
Fidelity International Index Fund (a)	21,569	1,063,117
Fidelity Real Estate Index Fund (a)	20,042	404,049
Fidelity Total Market Index Fund (a)	27,482	3,676,591
TOTAL EQUITY FUNDS (Cost $4,789,375)		5,565,691

Fixed-Income Central Funds - 13.9%
	Shares	Value ($)
Investment Grade Fixed-Income Funds - 13.9%
Fidelity Inflation-Protected Bond Index Central Fund (b) (Cost $2,757,763)	25,225	2,674,368

Money Market Central Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c) (Cost $63,919)	63,907	63,919

Investment Companies - 14.0%
	Shares	Value ($)
Invesco Senior Loan ETF	29,899	660,768
iShares iBoxx $ High Yield Corporate Bond ETF	2,421	210,651
iShares JPMorgan USD Emerging Markets Bond ETF	16,252	1,772,443
VanEck JP Morgan EM Local Currency Bond ETF	1,352	38,667
TOTAL INVESTMENT COMPANIES (Cost $2,719,418)		2,682,529

Fixed-Income Funds - 43.2%
	Shares	Value ($)
Fidelity International Bond Index Fund (a)	420,771	4,199,299
Fidelity Long-Term Treasury Bond Index Fund (a)	135,415	1,997,371
Fidelity U.S. Bond Index Fund (a)	176,178	2,110,612
TOTAL FIXED-INCOME FUNDS (Cost $8,401,600)		8,307,282

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $18,732,075)	19,293,789
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(48,502)
NET ASSETS - 100.0%	19,245,287

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	210,775	497,468	644,324	14	-	-	63,919	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	2,419,451	507,491	81,421	207,804	(80)	(171,073)	2,674,368	0.2%
Total	2,630,226	1,004,959	725,745	207,818	(80)	(171,073)	2,738,287

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Commodity Strategy Fund	286,031	31,538	84,157	-	(5,518)	2,168	230,062
Fidelity Emerging Markets Index Fund	220,417	61,338	84,358	3,828	3,858	(9,383)	191,872
Fidelity International Bond Index Fund	3,740,867	592,119	114,293	11,269	(624)	(18,770)	4,199,299
Fidelity International Index Fund	865,890	246,772	49,396	28,690	(2,054)	1,905	1,063,117
Fidelity Long-Term Treasury Bond Index Fund	1,774,229	231,107	39,509	17,085	(3,077)	34,621	1,997,371
Fidelity Real Estate Index Fund	247,857	118,137	1,946	4,262	139	39,862	404,049
Fidelity Total Market Index Fund	2,916,306	649,289	133,171	36,457	(592)	244,759	3,676,591
Fidelity U.S. Bond Index Fund	1,797,049	549,706	220,605	13,482	(2,321)	(13,217)	2,110,612
	11,848,646	2,480,006	727,435	115,073	(10,189)	281,945	13,872,973

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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